Earnout Liability (Details) - Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year
Initial recognition of earnout liability	(2,036)
Change in fair value of earnout liability	(28)
Fair value at the end of the year	$ (2,064)